Debt (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 07, 2016	Dec. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Feb. 29, 2016
Borrowings under guaranteed investment agreements			$ 210,886		$ 210,886		$ 138,414
Percentage of weighted average rate			8.40%		8.40%
Senior secured credit facility	$ 109,500
Senior secured credit term	7 years
Available to capital expenditures and working capital	$ 260,000
New facility were used to current borrwoings into long term debt value	$ 516,000
Line of credit facility, interest rate description	The new facility features two tranches, including one tranche denominated in USD representing 71% of the facility and another tranche denominated in Colombian Pesos (COP) representing the remaining 29%. Borrowings under the facility will bear interest at a weighted average interest rate of 7% for the first year, and thereafter at a rate of LIBOR plus 5.25% and DTF (Colombian index) plus 5.00% for the respective USD and COP denominated tranches.
Line of credit facility, maximum borrowing capacity									$ 25,000
Long-term line of credit		$ 375	$ 11,229		$ 11,229		4,640	$ 375
Assets acquired under capital lease					11,438	$ 20,180	65,319	27,778
Interest expense, debt			4,242	$ 2,050	7,366	4,202	$ 9,274	8,900
August 2016 [Member]
Decreasing the investment					25,000
Tranche One [Member]
Line of credit currency translation percentage	71.00%
Tranche Two [Member]
Line of credit currency translation percentage	29.00%
New Facility [Member]
Senior secured credit facility	$ 83,500
First Year [Member]
Percentage of bear interest at weighted average rate	7.00%
LIBOR Plus [Member]
Percentage of bear interest at weighted average rate	5.25%
DTF (Colombian index) [Member]
Percentage of bear interest at weighted average rate	5.00%
Line Of Credit Facility Denominated in COP [Member]
Line of credit facility, maximum borrowing capacity									$ 25,000
Lines of Credit Under Revolving Note [Member]
Line of credit under a revolving note			$ 2,488		$ 2,488
Revolving Lines of Credit [Member]
Line of credit facility, interest rate description					The floating interest rates on the revolving notes are between DTF+4.2% and DTF+6.5%. DTF, the primary measure of interest rates in Colombia, was 6.9% and 5.2% as of June 30, 2016 and December 31, 2015, respectively.		The floating interest rates on the revolving notes are between DTF+4% and DTF+6%. DTF is the primary measure of interest rates in Colombia.
Line of credit currency translation percentage			6.90%		6.90%		5.20%
Line of credit facility, maximum borrowing capacity							$ 7,264
Long-term line of credit		375	$ 11,229		$ 11,229		4,640	375
Assets acquired under capital lease					11,438	20,180
Interest expense, debt					7,366	$ 4,202
Property, Plant and Equipment [Member]
Debt instrument, collateral amount		7,362	13,609		13,609		8,524	7,362
Other Long Term Assets [Member]
Debt instrument, collateral amount		435	$ 96,742		$ 96,742		$ 0	$ 435
Tecnoglass Subordinated RE LLC [Member]
Obtained loan		$ 3,920
Minimum [Member]
Debt instrument, term					6 months		6 months
Percentage of debt instrument, interest rate			3.90%		3.90%		2.30%
Maximum [Member]
Debt instrument, term					15 years		15 years
Percentage of debt instrument, interest rate			18.80%		18.80%		1713.00%